Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE BALANCED FUND, INC.
Entity Central Index Key	0000871839
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005423
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	RPBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 5,278,147,000
Holdings Count | Holding	1,821
InvestmentCompanyPortfolioTurnover	32.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$5,278,147
Number of Portfolio Holdings	1,821

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	32.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	61.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.7
Corporate Bonds	8.4
U.S. Government & Agency Mortgage-Backed Securities	7.7
Bond Funds	5.0
Equity Funds	3.9
Asset-Backed Securities	1.9
Non-U.S. Government Mortgage-Backed Securities	1.4
Foreign Government Obligations & Municipalities	0.5
Short-Term and Other	1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	5.3%
T. Rowe Price Real Assets Fund - I Class	3.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.5
NVIDIA	3.3
U.S. Treasury Bonds	3.4
Alphabet	2.6
Apple	2.3
Amazon.com	1.9
Microsoft	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166328
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	RBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 5,278,147,000
Holdings Count | Holding	1,821
InvestmentCompanyPortfolioTurnover	32.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$5,278,147
Number of Portfolio Holdings	1,821

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	32.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	61.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.7
Corporate Bonds	8.4
U.S. Government & Agency Mortgage-Backed Securities	7.7
Bond Funds	5.0
Equity Funds	3.9
Asset-Backed Securities	1.9
Non-U.S. Government Mortgage-Backed Securities	1.4
Foreign Government Obligations & Municipalities	0.5
Short-Term and Other	1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	5.3%
T. Rowe Price Real Assets Fund - I Class	3.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.5
NVIDIA	3.3
U.S. Treasury Bonds	3.4
Alphabet	2.6
Apple	2.3
Amazon.com	1.9
Microsoft	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless